Finance debt - Bonds (Details) € in Millions, $ in Millions	May 18, 2020 EUR (€)	Apr. 01, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 18, 2020 USD ($)
Disclosure of financial liabilities [line items]
Bonds			$ 27,568	$ 30,994
Euro (EUR) [Member]
Disclosure of financial liabilities [line items]
Bonds			7,925	10,057
Pure [abstract]
Bonds not swapped			846
United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds			17,451	$ 18,710
Unsecured Bonds [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds			17,451
Unsecured Bonds [Member] | All other currencies [Member]
Pure [abstract]
Bonds swapped			9,271
Bonds Maturing January 2026 [Member]
Disclosure of financial liabilities [line items]
Bonds					$ 750
Pure [abstract]
Interest rate in %	1.75%				1.75%
Maturity date	January 2026
Bonds Maturing May 2026 [Member]
Disclosure of financial liabilities [line items]
Bonds | €	€ 750
Pure [abstract]
Interest rate in %	0.75%				0.75%
Maturity date	May 2026
Bonds Maturing May 2030 [Member]
Disclosure of financial liabilities [line items]
Bonds					$ 750
Pure [abstract]
Interest rate in %	2.375%				2.375%
Maturity date	May 2030
Bonds Maturing May 2032 [Member]
Disclosure of financial liabilities [line items]
Bonds | €	€ 1,000
Pure [abstract]
Interest rate in %	1.375%				1.375%
Maturity date	May 2032
Bonds Maturing April 2025 [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 1,250
Pure [abstract]
Interest rate in %		2.875%
Maturity date		April 2025
Bonds Maturing April 2027 [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 500
Pure [abstract]
Interest rate in %		3.00%
Maturity date		April 2027
Bonds Maturing April 2030 [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 1,500
Pure [abstract]
Interest rate in %		3.125%
Maturity date		April 2030
Bonds Maturing April 2040 [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 500
Pure [abstract]
Interest rate in %		3.625%
Maturity date		April 2040
Bonds Maturity April 2050 [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 1,250
Pure [abstract]
Interest rate in %		3.70%
Maturity date		April 2050
Unsecured bonds, 39 Bond agreements [Member]
Disclosure of financial liabilities [line items]
Bonds			$ 27,223